FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

31.    FAIR VALUE MEASUREMENTS

A hierarchy is established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. Fair value of cash equivalents, restricted cash and restricted short-term investment are categorized as level 1 under the fair value hierarchy, as they based on quoted prices in active markets. Short-term borrowings and long-term borrowing are categorized as level 2 under the fair value hierarchy, as they based on quoted prices in less active markets.

Fair value change in forward contracts and foreign exchange options

The Company has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in exchange rates between Renminbi and foreign currencies. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company’s forward contracts have not met the criteria for hedge accounting within authoritative guidance. Therefore, the foreign exchange forward contracts have been recorded at fair value, with the gain or loss on these transactions recorded in the consolidated statements of operations within “Change in fair value of foreign exchange forward contracts” in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company held foreign exchange forward contracts with a total notional value of USD870 million and USD940 million, EUR170 million and EUR330 million as of December 31, 2023 and 2024, respectively. These foreign exchange forward contracts mature within 12 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company’s foreign currency exchange contract is an over-the-counter instrument. The Company recorded a loss of RMB164 million, a loss of RMB389 million and a gain of RMB115 million from change in fair value of foreign exchange forward contracts during the years of 2022, 2023 and 2024, respectively. The change was primarily due to the fluctuations in exchange rate of the U.S. dollars against the RMB during the year of 2022, 2023 and 2024.

The Group classified the cash flows related to realized gain or loss on settlement of foreign exchange forward contracts as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

The Company entered into USD foreign exchange option contracts with a total notional value of USD520 million and USD180 million, and sold USD foreign exchange option contracts with a total notional value of USD500 million and USD160 million during the years ended December 31, 2023 and 2024, respectively. These foreign exchange options mature within 12 months. The Company adopted the Black-Scholes Option Pricing (“B-S”) Model to value the foreign exchange options. The significant inputs used in the aforementioned model are unobservable inputs which there are little or no market data and therefore the fair value measurements are classified as level 3.

The foreign exchange option is asset derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the re-measurement is recognized in the consolidated statements of operations and comprehensive income. The fair value change was a loss of RMB4 million, a gain of RMB74.6 million and a gain of RMB1 million for the year ended December 31, 2022, 2023 and 2024, respectively.

Short term investments

Short term investments represents i) equity linked notes recorded whose fair value directly linked to the share price of a designated A share listco in China and are classified as level 1 and ii) investments in open-ended funds issued by financial institutions which are valued using directly observable inputs in the market place and are classified as level 2. For the year ended December 31, 2022, 2023 and 2024, gain from change in fair value of short-term investments amounted to nil, RMB1 million and RMB22 million, respectively.

Equity securities applying fair value option

The fair value of equity securities applying fair value option is measured using Level 3 inputs within the fair value hierarchy. In determining the fair value, the Company adopted comparable company multiple method under market approach, which allows an entity to solve for its implied aggregate equity value by using the comparable multiples of comparable companies and its LTM revenue as of the valuation date. The Group irrevocably elected fair value option to initially and subsequently measure one of its investments in its entirety at fair value with changes in fair value recognized in earnings, and recorded change in fair value with the gain of RMB50 million and the loss of RMB131 million for the years ended December 31, 2023 and 2024, respectively (Note 14).

Equity securities with readily determinable fair value

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. Equity securities classified within Level 1 are valued using quoted market prices that are currently available.

Available-for-sale securities

The Group’s available-for-sale securities represents the two-year puttable bond purchased from JinkoPower in 2022 and investments in debt securities. In determining the fair value of the puttable bond, the Company adopted the discounted cash flow method, which requires management to use unobservable inputs such as discount rate based on yield-to-maturity of comparable bonds in market and RMB risk free rate. These unobservable inputs and resulting fair value estimates may be affected by unexpected changes in future market or economic conditions. In determining the fair value of the debt securities investments in private companies, the Company adopted previous transaction method under market approach, which allows an entity to solve for its implied aggregate equity value by considering its recent arm’s length equity transactions. For the year ended December 31, 2022, 2023 and 2024, unrealized gain on the available-for-sale securities amounted to RMB10million, RMB19million and loss amounted to RMB10 RMB million which was reported in other comprehensive income, respectively.

Convertible Senior Notes

The Company has adopted valuation models to assess the fair value for the Notes. Management is responsible for determining these fair values and assessing a number of factors. The Notes is valued using the Binominal Tree option pricing model. The valuation involves complex and subjective judgments as well as the Company’s best estimates on the valuation date. Inputs related to the Binomial models for convertible debt fair value are: spot price, conversion price, expected dividend yield, expected share volatility, risk free interest rate, and yield-to-maturity, of which spot price and expected share volatility are most significant to valuation determination of convertible debt. The Company recorded loss from change in fair value of convertible senior notes of RMB12 million, RMB31 million and gain from change in fair value of convertible senior notes of RMB323 million during the year of 2022, 2023 and 2024, respectively.

Interest Rate Swap

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its overseas power station business operation and expansion, the Company’s operating subsidiaries located in Mexico obtained long-term bank borrowings from local bank, which carries variable interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate swap contract in 2016 to fix the interest rate as a fixed rate payer. The interest rate swap is a derivative which needs to be fair valued at each reporting period end. The fair value gain or loss arising from the measurement is recognized in the consolidated statements of operations. The fair value change was a loss of RMB79 million for the years ended December 31, 2020. The Company sold its solar power plants in Mexico in March 2020.

The Company solar project subsidiary located in Argentina entered into interest rate swap contracts to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. As the interest rate derivatives were designated as cash flow hedges and the hedge is highly effective, all changes in the fair value of the derivative hedging instruments amounted to RMB12 million were recorded in other comprehensive income and as a derivative liability included in the held-for-sale liabilities as of December 31, 2021. The Company sold its solar power plants in Argentina in June 2022.

Guarantee liability

A guarantee liability is initially recognized at the estimated fair value in the Group’s consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group’s consolidated balance sheets at the expected amount payable to the holder. The fair value of the guarantee liability is measured by the total consideration to be received in connection with the provision of guarantee. The guarantee liability would be amortized in straight line during the guarantee period. The guarantee arrangement was canceled in year 2022.

Financial liabilities measured at fair value

As disclosed in Note 24, in 2023, the Group established Trusts with a group of financial institutions for the issuance of Jiangxi Jinko’s convertible notes held by Paker. As of December 31, 2023 and 2024, the financial institutions have accumulatively subscribed trust units with a total consideration of RMB668 million and RMB2,706 million which was recorded as financial liabilities at fair value with changes in fair value recognized in earnings, respectively. The Company recorded nil and gain from change in fair value of financial liabilities of RMB35 million during the years of 2023 and 2024, respectively.

In addition, as disclosed in Note 2(b), in 2023, the Group established and consolidated limited partnerships as the general partner for investments in private companies in solar industry. Investments made by external limited partners were recorded as financial liabilities at fair value with changes in fair value recognized in earnings. The investments in portfolio companies by those limited partnerships were all close to year end, hence no change in fair value was recorded for the year ended December 31, 2023 and 2024, respectively.

As of December 31, 2023 and 2024, information about the hierarchy of the fair value measurements for the Company’s assets and liabilities that are measured at fair value on a recurring basis subsequent to their initial recognition is as follows (RMB in thousands, except for inputs):

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2023	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short term investments - equity linked notes	48,875	48,875	—	—
Foreign exchange forward contracts- receivable	103,100	—	103,100	—
Equity securities applying fair value option	228,706	—	—	228,706
Available-for-sale securities – current	104,134	—	—	104,134
Equity securities with readily determinable fair value	330,414	330,414	—	—

Liabilities:
Convertible senior notes	782,969	—	—	782,969
Foreign exchange forward contracts- payable	25,307	—	25,307	—
Foreign exchange options	1,159	—	—	1,159
Financial liabilities measured at fair value(current and non-current portion)	831,333	—	—	831,333

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2024	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-investment – open-ended funds	520,376	—	520,376	—
Foreign exchange forward contracts- receivable	115,220	—	115,220	—
Equity securities applying fair value option	97,372	—	—	97,372
Available-for-sale securities	150,922	—	—	150,922
Equity securities with readily determinable fair value	542,024	542,024	—	—

Liabilities:
Foreign exchange forward contracts- payable	15,765	—	15,765	—
Foreign exchange options	5,024	—	—	5,024
Financial liabilities measured at fair value(current and non-current portion)	3,194,444	—	—	3,194,444

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2022, 2023 and 2024 were as follows (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	1,098,736	1,070,699	782,969
Foreign exchange loss/(gain)	60,038	(54,377)	6,093
Change in fair value of convertible senior notes	12,083	84,669	(323,474)
Change in the instrument-specific credit risk	(100,158)	(70,732)	(421)
Conversion of convertible senior notes	—	(247,290)	(465,167)
Balance on December 31,	1,070,699	782,969	—

A summary of changes in Level 3 fair value of available-for-sale securities – current for the year ended December 31, 2022, 2023 and 2024 were as follows (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	—	104,499	—
Addition	100,000	—	—
Interest accrual	3,526	1,974	—
Settlement of puttable bond	—	(105,500)	—
Change in fair value	973	(973)	—
Balance on December 31,	104,499	—	—

A summary of changes in Level 3 fair value of available-for-sale securities for the year ended December 31, 2022, 2023 and 2024 were as follows (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	—	—	104,134
Addition	—	85,000	57,000
Change in fair value	—	19,134	(10,212)
Balance on December 31,	—	104,134	150,922

A summary of changes in Level 3 fair value of equity securities applying fair value option for the year ended December 31, 2022, 2023 and 2024 were as follows (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	—	178,871	228,706
Addition	77,000	—	—
Change in fair value	101,871	49,835	(131,334)
Balance on December 31,	178,871	228,706	97,372

A summary of changes in Level 3 fair value of foreign exchange options for the year ended December 31, 2022, 2023 and 2024 were as follows (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	(2,659)	(3,226)	(1,159)
Addition of foreign exchange options	3,596	(72,240)	(5,207)
Change in fair value of foreign exchange options gain/(loss)	(4,163)	74,307	1,342
Balance on December 31,	(3,226)	(1,159)	(5,024)

A summary of changes in Level 3 fair value of interest rate swap derivative for the year ended December 31, 2022, 2023 and 2024 were as follows (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	12,294	—	—
Cash settlement	(12,294)	—	—
Balance on December 31,	—	—	—

A summary of changes in Level 3 fair value of guarantee liabilities for the year ended December 31, 2022, 2023 and 2024 were as follows (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	12,142	—	—
Cancellation	(12,142)	—	—
Balance on December 31,	—	—	—

A summary of changes in Level 3 fair value of financial liabilities measured at fair value for the year ended December 31, 2022, 2023 and 2024 were as follows (RMB in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	—	—	831,333
Additions	—	830,540	2,398,089
Change in fair value of financial liabilities	—	—	(34,978)
Profit distribution	—	793	—
Balance on December 31,	—	831,333	3,194,444

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows (RMB in thousands):

			Type of derivatives
								Equity
	Foreign	Foreign				Available-	Available-	securities
For the year	exchange	exchange		Foreign		for-sale	for-sale	applying
ended	forward -	forward -	Convertible	exchange	Financial	securities	securities	fair value
December 31	realized	unrealized	senior notes	Options	liabilities	-current	non-current	option	Total
2022	(150,538)	(13,818)	(12,083)	(4,163)	—	973	—	101,871	(77,758)
2023	(407,245)	18,079	(31,188)	74,307	—	(973)	19,134	49,835	(278,051)
2024	86,242	29,070	323,474	1,342	34,978	—	(10,212)	(131,334)	333,560

Significant unobservable inputs

The significant unobservable inputs adopted in the valuation of Level 3 instruments as of December 31, 2024 are as follows:

Unobservable inputs of available-for-sale securities
Expected volatility	44.79%-48.08%
Risk free interest rate	1.14%-1.84%

Unobservable inputs of equity securities applying fair value option
Expected volatility	55.32%
Risk free interest rate	0.95%

Unobservable inputs of foreign exchange option
Expected volatility	6.68%-6.85%
Risk free interest rate	1.08%

Unobservable inputs of financial liabilities
Expected volatility	52.66%
Risk free interest rate	0.32%-0.99%